Operating Lease Minimum Future Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
2012	$ 18,988
2013	18,981
2014	16,122
2015	13,943
2016	11,379
Thereafter	34,598
Total	$ 114,011